Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			2 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 09, 2020	Aug. 31, 2020	Nov. 30, 2019	Feb. 28, 2019	May 31, 2019	Apr. 30, 2019	Sep. 27, 2020	Sep. 29, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Interest income receivable													$ 31
Repayment of notes receivable provided to related parties		$ 800									$ 846		3,200
Interest income with promissory notes							$ 10	$ 45			24	$ 140	146
Shares purchase price per share					$ 5.0087	$ 5.0087
Number of common stock issued and sold during the period									$ 7,094	$ 7,003			14,097
Number of common stock shares repurchase during the period					2,852,770	2,852,770
Proceed from repurchase of common stock					$ 14,289	$ 14,289						14,289	14,289
Proceeds from exercise of warrant											282
Manna Tree Partners
Related Party Transaction [Line Items]
Number of common stock shares issued and sold during the period						2,815,012
Shares purchase price per share						$ 5.3286
Number of common stock issued and sold during the period						$ 15,000
Sandpebble Builders Preconstruction, Inc
Related Party Transaction [Line Items]
Paid to related party							$ 178	$ 110			$ 541	$ 347	556	$ 211	$ 1,200
Note Receivable | Founder and Former Board of Directors
Related Party Transaction [Line Items]
Promissory notes issued				$ 4,000
Promissory maturity date				Aug. 07, 2022
Repayment of notes receivable provided to related parties			$ 3,200										$ 3,200
LIBOR | Note Receivable | Founder and Former Board of Directors
Related Party Transaction [Line Items]
Promissory notes interest rate				2.00%
Guarantor
Related Party Transaction [Line Items]
Warrants issued to purchase of common stock shares	196,800												196,800
Warrant exercise price per share	$ 1.43												$ 1.43
Proceeds from exercise of warrant	$ 282